Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST XV
Central Index Key	dei_EntityCentralIndexKey	0000764719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
MFS Diversified Target Return Fund (Prospectus Summary) | MFS Diversified Target Return Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVRAX
MFS Diversified Target Return Fund (Prospectus Summary) | MFS Diversified Target Return Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVRBX
MFS Diversified Target Return Fund (Prospectus Summary) | MFS Diversified Target Return Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVRCX
MFS Diversified Target Return Fund (Prospectus Summary) | MFS Diversified Target Return Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVRIX
MFS Diversified Target Return Fund (Prospectus Summary) | MFS Diversified Target Return Fund | W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVRWX
MFS Diversified Target Return Fund (Prospectus Summary) | MFS Diversified Target Return Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVRFX
MFS Diversified Target Return Fund (Prospectus Summary) | MFS Diversified Target Return Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVRHX
MFS Diversified Target Return Fund (Prospectus Summary) | MFS Diversified Target Return Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVRJX
MFS Diversified Target Return Fund (Prospectus Summary) | MFS Diversified Target Return Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVRKX